Income taxes (Schedule of Income Tax Charged (Credited)) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes	$ 752,462	$ 1,122,809	$ 936,394
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax	67,745	19	6,751
Deferred Tax	408,141	656,060	660,916
Foreign companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax	444,104	44,751	60,965
Deferred Tax	$ (167,528)	$ 421,979	$ 207,762